Note 5 - Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Abstract]
Depreciation	$ 290,778	1,804,164	1,897,003	1,956,728